JPMorgan Fundamental Data Science Large Core ETF
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Fundamental Data Science Large Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.4%
Aerospace & Defense — 3.4%
Howmet Aerospace, Inc.	615	141,733
Northrop Grumman Corp.	210	143,270
RTX Corp.	809	156,056
Textron, Inc.	476	41,679
		482,738
Air Freight & Logistics — 0.3%
United Parcel Service, Inc., Class B	482	47,419
Automobile Components — 0.1%
Aptiv plc *	262	18,193
Automobiles — 1.5%
Tesla, Inc. *	586	217,846
Banks — 3.9%
Bank of America Corp.	3,673	179,059
First Citizens BancShares, Inc., Class A	24	45,232
Wells Fargo & Co.	4,146	330,063
		554,354
Beverages — 0.9%
Coca-Cola Co. (The)	656	49,889
PepsiCo, Inc.	540	83,856
		133,745
Biotechnology — 2.6%
AbbVie, Inc.	926	201,396
Regeneron Pharmaceuticals, Inc.	135	104,306
Vertex Pharmaceuticals, Inc. *	123	54,925
		360,627
Broadline Retail — 4.1%
Amazon.com, Inc. *	2,773	577,533
Building Products — 0.8%
Trane Technologies plc	275	114,604
Capital Markets — 3.7%
Ameriprise Financial, Inc.	223	99,101
Blackstone, Inc.	433	49,791
Charles Schwab Corp. (The)	1,172	110,145
CME Group, Inc.	339	100,124
Morgan Stanley	632	104,008
State Street Corp.	438	55,433
		518,602
Chemicals — 0.8%
Axalta Coating Systems Ltd. *	1,585	43,905
DuPont de Nemours, Inc.	738	33,800
Linde plc	61	30,241
		107,946

JPMorgan Fundamental Data Science Large Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Communications Equipment — 0.4%
Arista Networks, Inc. *	216	26,521
Motorola Solutions, Inc.	56	24,302
		50,823
Construction Materials — 0.4%
Vulcan Materials Co.	198	53,915
Consumer Finance — 1.1%
American Express Co.	506	153,055
Consumer Staples Distribution & Retail — 1.7%
BJ's Wholesale Club Holdings, Inc. *	529	52,064
Costco Wholesale Corp.	48	47,829
Performance Food Group Co. *	716	61,332
Walmart, Inc.	606	75,314
		236,539
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	3,273	94,884
Comcast Corp., Class A	2,746	78,838
		173,722
Electric Utilities — 2.3%
Entergy Corp.	815	91,574
NextEra Energy, Inc.	1,224	113,685
Southern Co. (The)	1,262	121,808
		327,067
Electrical Equipment — 1.0%
Eaton Corp. plc	252	90,133
GE Vernova, Inc.	66	57,611
		147,744
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	719	90,846
Entertainment — 1.2%
Netflix, Inc. *	510	49,036
Spotify Technology SA *	55	26,670
Walt Disney Co. (The)	973	93,778
		169,484
Financial Services — 3.0%
Berkshire Hathaway, Inc., Class B *	233	111,654
Corpay, Inc. *	110	32,009
Fidelity National Information Services, Inc.	653	30,632
Mastercard, Inc., Class A	487	243,334
		417,629
Food Products — 0.7%
Mondelez International, Inc., Class A	1,802	103,867
Ground Transportation — 1.2%
CSX Corp.	4,040	165,842

JPMorgan Fundamental Data Science Large Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — 1.8%
Edwards Lifesciences Corp. *	660	52,853
Medtronic plc	1,055	91,415
Stryker Corp.	349	114,678
		258,946
Health Care Providers & Services — 1.2%
Cigna Group (The)	219	58,418
UnitedHealth Group, Inc.	392	106,072
		164,490
Health Care REITs — 0.4%
Ventas, Inc.	670	54,793
Hotels, Restaurants & Leisure — 1.8%
Chipotle Mexican Grill, Inc., Class A *	1,194	38,220
Hilton Worldwide Holdings, Inc.	297	90,312
McDonald's Corp.	383	119,032
		247,564
Household Products — 0.3%
Procter & Gamble Co. (The)	264	38,132
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	82	12,327
Industrial Conglomerates — 0.7%
3M Co.	661	95,997
Industrial REITs — 0.6%
Prologis, Inc.	679	89,750
Insurance — 1.4%
Arthur J Gallagher & Co.	166	35,953
MetLife, Inc.	767	54,242
Progressive Corp. (The)	509	100,904
		191,099
Interactive Media & Services — 7.5%
Alphabet, Inc., Class A	2,313	665,126
Meta Platforms, Inc., Class A	696	398,203
		1,063,329
IT Services — 0.4%
Cognizant Technology Solutions Corp., Class A	807	49,509
Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc.	225	110,594
Machinery — 1.4%
Deere & Co.	172	96,887
Dover Corp.	453	94,428
		191,315
Multi-Utilities — 0.6%
CMS Energy Corp.	1,098	85,183

JPMorgan Fundamental Data Science Large Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — 4.4%
ConocoPhillips	1,152	152,064
EOG Resources, Inc.	980	141,679
Exxon Mobil Corp.	1,903	322,863
		616,606
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	2,534	153,687
Elanco Animal Health, Inc. *	2,109	50,468
Eli Lilly & Co.	195	179,355
Johnson & Johnson	226	55,244
		438,754
Professional Services — 0.3%
Leidos Holdings, Inc.	284	44,168
Semiconductors & Semiconductor Equipment — 15.0%
Advanced Micro Devices, Inc. *	187	38,041
Analog Devices, Inc.	263	83,671
ASML Holding NV (Registered), NYRS (Netherlands)	46	60,758
Broadcom, Inc.	1,099	340,151
Lam Research Corp.	647	138,238
Micron Technology, Inc.	529	178,717
NVIDIA Corp.	6,659	1,161,330
NXP Semiconductors NV (Netherlands)	402	79,138
Qnity Electronics, Inc.	289	33,345
		2,113,389
Software — 8.3%
AppLovin Corp., Class A *	38	15,124
Autodesk, Inc. *	109	26,095
Cadence Design Systems, Inc. *	113	31,399
Intuit, Inc.	166	71,775
Microsoft Corp.	2,191	811,042
Oracle Corp.	268	39,426
Palantir Technologies, Inc., Class A *	265	38,764
Roper Technologies, Inc.	59	20,878
Salesforce, Inc.	354	66,081
ServiceNow, Inc. *	485	50,707
		1,171,291
Specialized REITs — 0.6%
Digital Realty Trust, Inc.	487	87,762
Specialty Retail — 2.2%
AutoZone, Inc. *	22	74,311
Lowe's Cos., Inc.	626	147,911
TJX Cos., Inc. (The)	568	90,710
		312,932
Technology Hardware, Storage & Peripherals — 8.3%
Apple, Inc.	3,694	937,500

JPMorgan Fundamental Data Science Large Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — continued
Hewlett Packard Enterprise Co.	2,923	69,597
Seagate Technology Holdings plc	400	156,704
		1,163,801
Tobacco — 1.3%
Philip Morris International, Inc.	1,079	178,402
Total Common Stocks (Cost $12,163,526)		14,004,273
Short-Term Investments — 0.6%
Investment Companies — 0.6%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b) (Cost $80,445)	80,418	80,426
Total Investments — 100.0% (Cost $12,243,971)		14,084,699
Other Assets in Excess of Liabilities — 0.0% ^		3,099
NET ASSETS — 100.0%		14,087,798

Percentages indicated are based on net assets.

Abbreviations
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.

JPMorgan Fundamental Data Science Large Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$14,084,699	$—	$—	$14,084,699

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Fundamental Data Science Large Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$—	$219,747	$139,288	$(14)	$(19)	$80,426	80,418	$331	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	—	586,777	586,777	—	—	—	—	276	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	145,460	232,177	377,637	—	—	—	—	2,817	—
Total	$145,460	$1,038,701	$1,103,702	$(14)	$(19)	$80,426		$3,424	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.